CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000